Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000134634 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class 1
Trading Symbol	JIIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX) returned 12.87% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
Certain areas of the fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt contributed positively.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the specific positives mentioned above, the fund's holdings in bonds posted a net loss due to a negative return for a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Dedicated sector portfolio | Holdings in health care finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	12.87%	10.64%	10.24%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 661,778,323
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,315,010
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$661,778,323
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,315,010
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	62.8%
Equity	61.0%
Fixed income	1.8%
Unaffiliated investment companies	36.6%
Equity	35.6%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134635 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class A
Trading Symbol	JABQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class A/JABQX) returned 12.40% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
Certain areas of the fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt contributed positively.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the specific positives mentioned above, the fund's holdings in bonds posted a net loss due to a negative return for a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Dedicated sector portfolio | Holdings in health care finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	6.81%	9.16%	9.49%
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)—excluding sales charge	12.40%	10.29%	10.06%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 661,778,323
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,315,010
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$661,778,323
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,315,010
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	62.8%
Equity	61.0%
Fixed income	1.8%
Unaffiliated investment companies	36.6%
Equity	35.6%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134642 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class R6
Trading Symbol	JIIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX) returned 12.89% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
Certain areas of the fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt contributed positively.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the specific positives mentioned above, the fund's holdings in bonds posted a net loss due to a negative return for a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Dedicated sector portfolio | Holdings in health care finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	12.89%	10.69%	10.29%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 661,778,323
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,315,010
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$661,778,323
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,315,010
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	62.8%
Equity	61.0%
Fixed income	1.8%
Unaffiliated investment companies	36.6%
Equity	35.6%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134643 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class 1
Trading Symbol	JIBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX) returned 9.38% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	9.38%	6.77%	7.28%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,386,435,784
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,712,858
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,386,435,784
Total number of portfolio holdings	36
Total advisory fees paid (net)	$3,712,858
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.5%
Equity	36.2%
Fixed income	19.3%
Unaffiliated investment companies	39.7%
Equity	25.6%
Fixed income	13.1%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	4.8%
U.S. Government	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134644 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class A
Trading Symbol	JABMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class A/JABMX) returned 8.98% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	3.51%	5.37%	6.57%
Lifestyle Blend Balanced Portfolio (Class A/JABMX)—excluding sales charge	8.98%	6.45%	7.12%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,386,435,784
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,712,858
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,386,435,784
Total number of portfolio holdings	36
Total advisory fees paid (net)	$3,712,858
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.5%
Equity	36.2%
Fixed income	19.3%
Unaffiliated investment companies	39.7%
Equity	25.6%
Fixed income	13.1%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	4.8%
U.S. Government	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134651 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class R6
Trading Symbol	JIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX) returned 9.43% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	9.43%	6.81%	7.33%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,386,435,784
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,712,858
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,386,435,784
Total number of portfolio holdings	36
Total advisory fees paid (net)	$3,712,858
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.5%
Equity	36.2%
Fixed income	19.3%
Unaffiliated investment companies	39.7%
Equity	25.6%
Fixed income	13.1%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	4.8%
U.S. Government	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134652 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class 1
Trading Symbol	JLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX) returned 6.51% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
The equity allocation made a significant contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no notable detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	6.51%	3.15%	4.30%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 365,599,440
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,124,568
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$365,599,440
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,124,568
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.3%
Fixed income	40.0%
Equity	8.3%
Unaffiliated investment companies	41.9%
Fixed income	28.8%
Equity	13.1%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134653 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class A
Trading Symbol	JABJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class A/JABJX) returned 6.12% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
The equity allocation made a significant contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no notable detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	0.85%	1.77%	3.61%
Lifestyle Blend Conservative Portfolio (Class A/JABJX)—excluding sales charge	6.12%	2.83%	4.14%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 365,599,440
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,124,568
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$365,599,440
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,124,568
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.3%
Fixed income	40.0%
Equity	8.3%
Unaffiliated investment companies	41.9%
Fixed income	28.8%
Equity	13.1%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134660 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class R6
Trading Symbol	JLCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX) returned 6.55% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
The equity allocation made a significant contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities—delivered positive absolute returns.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no notable detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	6.55%	3.19%	4.35%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 365,599,440
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,124,568
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$365,599,440
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,124,568
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.3%
Fixed income	40.0%
Equity	8.3%
Unaffiliated investment companies	41.9%
Fixed income	28.8%
Equity	13.1%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134661 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class 1
Trading Symbol	JLGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class 1/JLGOX) returned 11.33% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	11.33%	8.88%	8.86%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,377,747,897
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,255,052
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,377,747,897
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,255,052
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.5%
Equity	49.2%
Fixed income	9.3%
Unaffiliated investment companies	39.0%
Equity	32.1%
Fixed income	5.9%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134662 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class A
Trading Symbol	JABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class A/JABPX)	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class A/JABPX) returned 10.90% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class A/JABPX)	5.33%	7.43%	8.13%
Lifestyle Blend Growth Portfolio (Class A/JABPX)—excluding sales charge	10.90%	8.54%	8.69%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,377,747,897
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,255,052
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,377,747,897
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,255,052
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.5%
Equity	49.2%
Fixed income	9.3%
Unaffiliated investment companies	39.0%
Equity	32.1%
Fixed income	5.9%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134669 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class R6
Trading Symbol	JLGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class R6/JLGSX) returned 11.38% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	11.38%	8.92%	8.90%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,377,747,897
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,255,052
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,377,747,897
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,255,052
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.5%
Equity	49.2%
Fixed income	9.3%
Unaffiliated investment companies	39.0%
Equity	32.1%
Fixed income	5.9%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134670 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class 1
Trading Symbol	JLMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX) returned 7.67% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	7.67%	4.80%	5.72%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 467,030,977
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,325,283
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$467,030,977
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,325,283
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	51.1%
Fixed income	29.5%
Equity	21.6%
Unaffiliated investment companies	42.4%
Fixed income	21.2%
Equity	20.2%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134671 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class A
Trading Symbol	JABKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class A/JABKX) returned 7.28% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	1.94%	3.41%	5.02%
Lifestyle Blend Moderate Portfolio (Class A/JABKX)—excluding sales charge	7.28%	4.48%	5.55%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 467,030,977
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,325,283
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$467,030,977
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,325,283
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	51.1%
Fixed income	29.5%
Equity	21.6%
Unaffiliated investment companies	42.4%
Fixed income	21.2%
Equity	20.2%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134678 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class R6
Trading Symbol	JLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX) returned 7.72% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	7.72%	4.85%	5.76%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 467,030,977
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,325,283
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$467,030,977
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,325,283
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	51.1%
Fixed income	29.5%
Equity	21.6%
Unaffiliated investment companies	42.4%
Fixed income	21.2%
Equity	20.2%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.